Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AUSTRIA — 1.2%
24,500	Erste Group Bank A.G.	$1,075,772
	CANADA — 4.0%
71,300	Cameco Corp.	1,549,168
26,300	Magna International, Inc.	1,978,812
		3,527,980
	FRANCE — 5.7%
30,800	Dassault Systemes S.E.	1,620,862
2,400	LVMH Moet Hennessy Louis Vuitton S.E.	1,719,028
33,400	TotalEnergies S.E.	1,596,445
		4,936,335
	GERMANY — 6.2%
21,678	Nemetschek S.E.	2,264,258
1,610	Rational A.G.	1,512,387
12,400	Symrise A.G.	1,625,276
		5,401,921
	HONG KONG — 1.9%
144,000	AIA Group Ltd.	1,656,624
	IRELAND — 2.2%
15,150	Medtronic PLC	1,899,052
	JAPAN — 14.1%
7,000	FANUC Corp.	1,534,834
44,100	KDDI Corp.	1,451,909
79,700	Kubota Corp.	1,696,226
47,900	Marui Group Co., Ltd.	924,639
115,300	Mitsubishi UFJ Financial Group, Inc.	681,577
15,000	Nidec Corp.	1,653,600
17,000	Otsuka Holdings Co., Ltd.	726,966
53,000	Pan Pacific International Holdings Corp.	1,093,567
23,000	Sony Corp.	2,553,431
		12,316,749
	KOREA (REPUBLIC OF-SOUTH) — 3.0%
44,500	Samsung Electronics Co., Ltd.	2,596,073

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.4%
11,400	Heineken N.V.	$1,189,869
	SINGAPORE — 1.9%
75,946	DBS Group Holdings Ltd.	1,682,860
	SWEDEN — 1.4%
40,800	Assa Abloy A.B. - Class B	1,183,470
	SWITZERLAND — 3.7%
22,400	Alcon, Inc.	1,813,648
8,000	Chubb Ltd.	1,387,840
		3,201,488
	UNITED KINGDOM — 1.9%
87,600	GlaxoSmithKline PLC	1,653,223
	UNITED STATES — 47.9%
5,000	Adobe, Inc.*	2,878,600
7,800	Amgen, Inc.	1,658,670
31,400	Axalta Coating Systems Ltd.*	916,566
49,000	Bank of America Corp.	2,080,050
27,100	Carnival PLC*	613,179
27,900	Coca-Cola Co.	1,463,913
10,600	Danaher Corp.	3,227,064
20,900	FirstCash, Inc.	1,828,750
6,000	General Dynamics Corp.	1,176,180
6,700	Honeywell International, Inc.	1,422,276
28,800	Lennar Corp. - Class A	2,697,984
8,250	Martin Marietta Materials, Inc.	2,818,860
17,100	Microchip Technology, Inc.	2,624,679
12,100	Microsoft Corp.	3,411,232
19,100	Oshkosh Corp.	1,955,267
8,050	PayPal Holdings, Inc.*	2,094,690
17,600	Penske Automotive Group, Inc.	1,770,560
9,600	Procter & Gamble Co.	1,342,080
13,500	QUALCOMM, Inc.	1,741,230
17,700	RPM International, Inc.	1,374,405
31,500	Twitter, Inc.*	1,902,285

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,200	Walgreens Boots Alliance, Inc.	$762,210
		41,760,730
	Total Common Stocks
	(Cost $57,155,666)	84,082,146

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$2,567,526	UMB Bank demand deposit, 0.01%[1]	2,567,526
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,567,526)	2,567,526
	TOTAL INVESTMENTS — 99.4%
	(Cost $59,723,192)	86,649,672
	Other Assets in Excess of Liabilities — 0.6%	509,578
	TOTAL NET ASSETS — 100.0%	$87,159,250

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.